UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                                                        FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-04449
                                                    --------------------------

                         Principal Tax-Exempt Bond Fund, Inc
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(Exact name of registrant as specified in charter)

                     711 High Street, Des Moines, IA 50392-2080
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(Address of principal executive offices)                         (Zip code)

          Princor Financial Services Corporation, Des Moines, IA 50392-2080
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(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                    -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          January 31, 2005
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS



                            SCHEDULE OF INVESTMENTS
                      PRINCIPAL TAX-EXEMPT BOND FUND, INC.

                          JANUARY 31, 2005 (UNAUDITED)

                                               Principal
                                                 Amount                 Value
----------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (97.39%)
ALABAMA (1.16%)
 Courtland, Alabama
  International Paper
                                               $                     $
  4.75%; 05/01/17                               2,000,000               2,018,060
ALASKA (0.61%)
 Alaska Housing Finance
  FGIC
  5.25%; 12/01/34                               1,000,000               1,072,150
ARIZONA (1.59%)
 Arizona State University
  AMBAC
  5.25%; 09/01/24                               1,500,000               1,655,535
 Arizona State University
  FGIC
  5.50%; 07/01/21                               1,000,000               1,126,840
                                                                        2,782,375
CALIFORNIA (8.52%)
 California
  5.25%; 02/01/17                               2,190,000               2,420,497
  5.25%; 11/01/25                               2,000,000               2,152,320
  5.50%; 04/01/28                               2,000,000               2,182,320
 California Educational Facilities
  Authority
  Santa Clara University
  5.75%; 09/01/21                               2,000,000               2,143,680
 California Pollution Control Financing
  Authority
  Waste Management
  3.13%; 01/01/22                               1,750,000               1,743,560
 Golden State Tobacco Securitization
  5.38%; 06/01/17                               1,750,000               1,802,465
  5.50%; 06/01/43                                 500,000                 544,175
 San Diego Redevelopment Agency
  XLCA
  5.00%; 09/01/23                               1,775,000               1,887,464
                                                                       14,876,481
COLORADO (2.73%)
 Fort Collins, Colorado Lease
  Certificate
  AMBAC
  5.38%; 06/01/23                               2,275,000               2,539,059
 Platte River Power Authority
  5.38%; 06/01/17                               2,000,000               2,235,120
                                                                        4,774,179
FLORIDA (7.55%)
 Dade County, Florida
  FGIC
  5.25%; 10/01/11                               1,040,000               1,128,806
 Florida Municipal Power
  AMBAC
  5.50%; 10/01/16                               2,930,000               3,308,292
 Florida State Board of Education
  5.00%; 07/01/14                               2,000,000               2,228,860
                                               Principal
                                                 Amount                 Value
----------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
FLORIDA (CONTINUED)
 Orange County, Florida
  AMBAC
  5.50%; 10/01/32                              $3,000,000            $  3,319,500
 Orange County, Florida
  MBIA
  5.38%; 08/01/22                               3,000,000               3,207,750
                                                                       13,193,208
GEORGIA (0.59%)
 Richmond County, Georgia
  ASU Jaguar Student Housing
  5.00%; 02/01/20                               1,000,000               1,032,930
IDAHO (0.33%)
 Idaho Housing & Finance Association
  5.90%; 01/01/15                                 545,000                 566,942
ILLINOIS (10.43%)
 Chicago Midway Airport
  MBIA
  5.50%; 01/01/11                               1,500,000               1,588,095
 Chicago, Illinois Board of Education
  Albany PK Academy
  5.50%; 12/01/21                               1,270,000               1,450,188
 Chicago, Illinois Board of Education
  Benito Juarez Community Academy
  6.00%; 12/01/17                               1,220,000               1,452,800
  6.00%; 12/01/18                               1,290,000               1,536,158
  6.00%; 12/01/21                               1,540,000               1,839,484
 Chicago, Illinois Gas Supply
  Peoples Gas Light
  4.75%; 03/01/30                               2,000,000               2,089,860
 Cook County, Illinois
  5.25%; 11/15/28                               2,000,000               2,172,020
 Illinois Finance Authority
  OSF Healthcare System
  5.25%; 11/15/23                               1,500,000               1,569,570
 Illinois Health Facility
  Advocate Health
  5.25%; 08/15/08                                 320,000                 350,214
  7.00%; 02/15/09                                 230,000                 250,077
  7.00%; 02/15/18                                 720,000                 898,286
 Illinois Health Facility
  Lake Forest Hospital
  6.00%; 07/01/17                               2,700,000               3,016,872
                                                                       18,213,624
INDIANA (5.48%)
 Hendricks County, Indiana
  5.50%; 07/15/20                               2,500,000               2,837,025
 Indiana Bond Bank
  Water & Sewer
  5.88%; 08/01/13                               1,060,000               1,213,350
 Indiana Health Facility
  Clarion Health Partners
  5.38%; 02/15/09                               2,020,000               2,142,655
                                               Principal
                                                 Amount                 Value
----------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
INDIANA (CONTINUED)
 Indianapolis Public Improvement
  MBIA
  5.50%; 01/01/16                              $3,000,000            $  3,374,280
                                                                        9,567,310
IOWA (1.78%)
 Chillicothe, Iowa
  IES Utilities
  3.60%; 11/01/23                               1,100,000               1,092,938
 Eddyville, Iowa
  Cargill
  5.63%; 12/01/13                               1,000,000               1,015,940
 Lansing, Iowa
  Interstate Power
  3.60%; 11/01/08                               1,000,000                 992,890
                                                                        3,101,768
KANSAS (1.14%)
 Burlington, Kansas
  Kansas City Power & Light
  2.38%; 10/01/17                               2,000,000               1,998,580
KENTUCKY (2.37%)
 Adair County, Kentucky
  5.10%; 09/01/20                               2,820,000               3,007,445
 Kentucky Property & Buildings
  Commission
  FSA
  5.38%; 02/01/18                               1,000,000               1,130,950
                                                                        4,138,395
MAINE (1.64%)
 Jay, Maine
  International Paper
  6.20%; 09/01/19                               1,000,000               1,080,980
 Maine Governmental Facilities Authority
  MBIA
  5.38%; 10/01/17                               1,600,000               1,783,968
                                                                        2,864,948
MASSACHUSETTS (2.94%)
 Massachusetts
  5.50%; 03/01/12                               3,000,000               3,392,940
 Massachusetts Housing Finance Agency
  FSA
  3.15%; 06/01/08                               1,750,000               1,746,552
                                                                        5,139,492
MICHIGAN (4.12%)
 Michigan State Building Authority
  FSA
  5.00%; 10/15/10                               2,000,000               2,205,040
 Michigan State Trunk Line
  FSA
  5.25%; 10/01/21                               1,000,000               1,104,590
 Michigan Strategic Fund
  Detroit Edison
  5.45%; 09/01/29                               2,000,000               2,093,680
                                               Principal
                                                 Amount                 Value
----------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
MICHIGAN (CONTINUED)
 Walled Lake, Michigan
  MBIA
  5.25%; 05/01/22                              $1,625,000            $  1,799,200
                                                                        7,202,510
MISSISSIPPI (1.29%)
 Mississippi
  5.50%; 09/01/10                               2,000,000               2,254,460
MISSOURI (0.58%)
 Missouri Housing Development Commission
  GNMA/FNMA
  5.05%; 09/01/24                                 985,000               1,014,846
NEVADA (1.20%)
 Nevada
  5.25%; 09/15/27                               2,000,000               2,100,200
NEW HAMPSHIRE (1.29%)
 New Hampshire Health & Education
  Facilities Authority
  FSA
  5.50%; 08/01/27                               2,000,000               2,247,640
NEW JERSEY (0.63%)
 New Jersey Economic Development
  Authority
  5.00%; 06/15/11                                 525,000                 575,421
  5.63%; 06/15/19                                 500,000                 532,685
                                                                        1,108,106
NEW YORK (9.10%)
 City of New York
  XLCA
  6.25%; 08/01/08                                 750,000                 798,735
  6.25%; 04/15/17                                 185,000                 201,452
 Nassau County, New York
  5.25%; 11/15/17                               2,800,000               3,153,528
 New York State Dormitory Authority
  AMBAC
  6.13%; 07/01/12                               2,000,000               2,314,240
 New York State Dormitory Authority
  FSA
  5.00%; 08/15/25                                 500,000                 529,550
 New York State Dormitory Authority
  MBIA
  5.25%; 10/01/23                               1,500,000               1,656,630
 New York State Thruway Authority
  5.40%; 01/01/11                               1,500,000               1,608,075
 Tobacco Settlement Financing Authority
  5.25%; 06/01/21                               2,200,000               2,391,510
  5.50%; 06/01/14                               2,000,000               2,186,360
 United Nations Development
  5.25%; 07/01/14                               1,000,000               1,054,630
                                                                       15,894,710
                                               Principal
                                                 Amount                 Value
----------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
NORTH CAROLINA (0.86%)
 Fayetteville, North Carolina
  1.83%; 03/01/24                              $1,500,000            $  1,500,000
OKLAHOMA (3.58%)
 Grand River Dam Authority
  FSA
  5.00%; 06/01/12                               3,500,000               3,886,995
 Tulsa Industrial Authority
  St. John Medical Center
  6.25%; 02/15/06                               1,280,000               1,330,995
  6.25%; 02/15/06                               1,000,000               1,039,840
                                                                        6,257,830
OREGON (0.64%)
 Oregon State Housing & Community
  Services Department
  5.65%; 07/01/28                               1,085,000               1,115,098
PENNSYLVANIA (0.60%)
 Pennsylvania State University
  Government of the University
  5.00%; 09/01/29                               1,000,000               1,053,760
PUERTO RICO (1.25%)
 Puerto Rico
  5.25%; 07/01/22                               2,000,000               2,181,380
SOUTH CAROLINA (3.85%)
 South Carolina
  5.75%; 01/01/13                               3,000,000               3,384,210
 South Carolina Public Service
  FSA
  5.38%; 01/01/16                               3,000,000               3,335,010
                                                                        6,719,220
TEXAS (12.34%)
 Brazos River Authority
  Houston Industries
  5.13%; 05/01/19                               2,000,000               2,152,160
 Guadalupe-Blanco River Authority
  E.I. Dupont De Nemours
  6.35%; 07/01/22                               2,500,000               2,541,775
 Lower Colorado River Authority
  FSA
  6.00%; 05/15/13                               2,500,000               2,816,325
 Lower Colorado River Authority
  MBIA
  5.38%; 05/15/20                               3,000,000               3,325,620
 Red River Authority
  MBIA
  6.00%; 06/01/20                               1,000,000               1,066,200
 San Antonio, Texas
  FSA
  5.50%; 05/15/17                               2,090,000               2,345,314
 Texas State Department Of Housing &
  Community Affairs
  5.70%; 01/01/33                               2,755,000               2,935,398
 University of Texas
  5.25%; 08/15/14                               2,000,000               2,273,920
                                               Principal
                                                 Amount                 Value
----------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
TEXAS (CONTINUED)
 University of Texas (continued)
  5.25%; 07/01/17                              $1,905,000            $  2,105,711
                                                                       21,562,423
VIRGINIA (0.64%)
 Peninsula Ports Authority
  6.00%; 12/15/12                               1,000,000               1,120,320
WASHINGTON (2.13%)
 Grant County, Washington
  5.00%; 01/01/24                               1,550,000               1,654,858
 Seattle, Washington
  5.00%; 07/01/33                               2,000,000               2,067,920
                                                                        3,722,778
WEST VIRGINIA (3.83%)
 Braxton County, West Virginia
  Weyerhaeuser
  6.13%; 04/01/26                               2,000,000               2,110,040
 Marshall County, West Virginia
  Ohio Power
  5.90%; 04/01/22                               2,500,000               2,507,675
 Pleasants County, West Virginia
  Potomac Edison
  6.15%; 05/01/15                               2,000,000               2,074,080
                                                                        6,691,795
WISCONSIN (0.60%)
 Wisconsin Health & Educational
  Facilities
  Franciscan Skemp Medical Center
  6.13%; 11/15/15                               1,000,000               1,046,570
                                  TOTAL TAX-EXEMPT BONDS              170,134,088


                                                 Shares
                                                  Held                  Value
----------------------------------------------------------------------------------------
OTHER (2.46%)
                                                                     $
 Blackrock Institutional Fund                   1,500,000               1,500,000
 Merrill Lynch Institutional Tax-Exempt
  Munifund                                      2,800,000               2,800,000
                                             TOTAL OTHER                4,300,000
                                                                     ------------

                    TOTAL PORTFOLIO INVESTMENTS (99.85%)              174,434,088
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES
 (0.15%)                                                                  268,422
                              TOTAL NET ASSETS (100.00%)             $174,702,510
                                                                     --------------


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  6,844,409
Unrealized Depreciation                           (78,806)
                                             ------------
Net Unrealized Appreciation (Depreciation)      6,765,603
Cost for federal income tax purposes         $167,668,485


The Fund's schedule of investments as of January 31, 2005 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                                                      SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Tax-Exempt Bond Fund, Inc
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
============ -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
             -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------